Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000153533
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 21,658	$ 21,355	$ 20,305	$ 19,916	$ 19,254	$ 18,650	$ 19,456	$ 20,593	$ 20,895	$ 20,003	$ 20,565	$ 19,649	$ 19,901	$ 19,795	$ 19,503	$ 18,812	$ 18,493	$ 17,855	$ 18,891	$ 17,975	$ 17,217	$ 17,031	$ 15,866	$ 14,751	$ 15,315	$ 15,957	$ 16,220	$ 15,774	$ 14,830	$ 15,000	$ 14,908	$ 14,804	$ 15,341	$ 14,135	$ 14,987	$ 14,026	$ 12,796	$ 13,936	$ 14,564	$ 13,693	$ 15,268	$ 14,948	$ 15,845	$ 15,589	$ 16,037	$ 16,793	$ 15,556	$ 15,733	$ 15,190	$ 15,998	$ 15,607	$ 15,303	$ 15,126	$ 14,848	$ 14,672	$ 13,496	$ 13,420	$ 13,294	$ 12,982	$ 11,708	$ 12,128	$ 12,524	$ 12,067	$ 11,732	$ 11,745	$ 11,596	$ 10,359	$ 12,933	$ 14,369	$ 15,260	$ 14,882	$ 14,297	$ 13,689	$ 12,964	$ 13,853	$ 13,630	$ 12,624	$ 13,689	$ 12,999	$ 13,221	$ 12,823	$ 11,501	$ 12,868	$ 12,349	$ 13,341	$ 13,465	$ 13,172	$ 12,744	$ 12,620	$ 12,687	$ 12,699	$ 12,868	$ 13,521	$ 12,958	$ 12,997	$ 12,544	$ 12,368	$ 12,081	$ 11,982	$ 11,827	$ 11,695	$ 11,562	$ 11,474	$ 11,386	$ 10,889	$ 10,658	$ 10,530	$ 10,343	$ 10,486	$ 10,486	$ 10,530	$ 10,178	$ 10,122	$ 10,023	$ 10,134	$ 9,450	$ 9,152	$ 9,516	$ 9,872	$ 9,948	$ 9,425
C000153534
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 21,249	20,977	19,959	19,587	18,956	18,369	19,171	20,303	20,618	19,744	20,321	19,428	19,694	19,601	19,321	18,655	18,348	17,722	18,775	17,869	17,123	16,949	15,809	14,695	15,279	15,929	16,207	15,769	14,828	15,013	14,934	14,841	15,398	14,191	15,055	14,102	12,875	14,024	14,663	13,802	15,395	15,081	15,995	15,747	16,204	16,975	15,747	15,929	15,383	16,215	15,838	15,539	15,383	15,111	14,942	13,746	13,668	13,551	13,247	11,952	12,388	12,811	12,350	12,029	12,029	11,888	10,631	13,273	14,761	15,684	15,312	14,726	14,103	13,359	14,287	14,067	13,029	14,140	13,432	13,676	13,273	11,905	13,330	12,809	13,840	13,982	13,674	13,248	13,129	13,200	13,224	13,402	14,089	13,520	13,560	13,104	12,929	12,636	12,543	12,379	12,251	12,122	12,040	11,947	11,432	11,199	11,082	10,895	11,047	11,047	11,105	10,743	10,696	10,591	10,719	10,006	9,702	10,088	10,476	10,557	10,000
C000153537
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 23,713	23,367	22,219	21,779	21,055	20,379	21,260	22,486	22,816	21,826	22,442	21,443	21,718	21,588	21,270	20,503	20,141	19,447	20,575	19,577	18,738	18,535	17,266	16,042	16,654	17,352	17,636	17,138	16,113	16,284	16,184	16,071	16,654	15,345	16,255	15,216	13,871	15,105	15,784	14,841	16,532	16,172	17,156	16,865	17,336	18,153	16,818	16,996	16,409	17,282	16,846	16,519	16,328	16,028	15,837	14,556	14,461	14,324	13,993	12,610	13,062	13,487	12,995	12,636	12,623	12,463	11,146	13,900	15,443	16,387	15,980	15,354	14,689	13,912	14,865	14,627	13,536	14,677	13,925	14,163	13,737	12,308	13,771	13,218	14,264	14,409	14,084	13,627	13,495	13,555	13,567	13,735	14,433	13,831	13,868	13,375	13,187	12,881	12,776	12,600	12,459	12,318	12,224	12,118	11,590	11,331	11,203	11,003	11,144	11,144	11,191	10,816	10,757	10,652	10,769	10,042	9,726	10,113	10,486	10,566	10,000
C000153535
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,370,164	2,335,563	2,220,751	2,176,713	2,104,366	2,038,310	2,124,812	2,247,488	2,280,516	2,181,432	2,242,860	2,143,016	2,170,510	2,158,934	2,125,652	2,048,961	2,014,233	1,943,330	2,056,196	1,956,353	1,872,426	1,852,168	1,725,097	1,602,690	1,665,317	1,733,638	1,762,104	1,713,711	1,609,806	1,628,310	1,616,923	1,605,536	1,663,893	1,532,945	1,625,207	1,519,908	1,386,899	1,508,824	1,576,714	1,482,499	1,651,532	1,616,894	1,713,880	1,686,170	1,731,892	1,813,637	1,680,171	1,697,885	1,639,291	1,726,501	1,682,896	1,650,192	1,632,477	1,601,136	1,582,058	1,453,968	1,444,429	1,430,802	1,397,717	1,259,408	1,304,625	1,347,181	1,297,975	1,262,068	1,262,068	1,244,780	1,113,120	1,388,408	1,542,676	1,638,428	1,596,830	1,534,160	1,467,730	1,390,019	1,485,277	1,461,463	1,353,670	1,467,730	1,392,526	1,416,340	1,372,471	1,230,837	1,377,357	1,320,819	1,426,677	1,439,910	1,407,430	1,362,922	1,348,487	1,354,501	1,355,704	1,373,748	1,443,518	1,382,169	1,385,698	1,337,550	1,318,761	1,288,229	1,277,660	1,260,045	1,245,954	1,231,862	1,222,467	1,211,898	1,159,054	1,133,219	1,120,393	1,100,490	1,115,710	1,114,539	1,119,222	1,081,759	1,075,905	1,065,368	1,077,076	1,003,319	971,710	1,010,344	1,047,344	1,055,427	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,106	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,510	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,192	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,950	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	4,058,592	3,922,605	3,841,745	3,758,232	3,577,084	3,362,435	3,382,566	3,590,353	3,654,270	3,541,537	3,643,106	3,422,753	3,446,837	3,374,680	3,296,541	3,249,255	3,145,160	3,003,716	3,137,212	3,039,766	2,884,025	2,844,358	2,710,550	2,479,021	2,540,421	2,665,699	2,713,160	2,622,961	2,457,019	2,445,628	2,415,695	2,341,622	2,398,701	2,247,985	2,386,772	2,264,280	2,096,167	2,309,896	2,402,129	2,197,459	2,398,318	2,401,969	2,637,036	2,550,953	2,622,930	2,779,647	2,671,439	2,707,762	2,532,069	2,653,977	2,579,325	2,526,833	2,465,065	2,453,419	2,328,096	2,243,206	2,180,028	2,198,132	2,108,974	1,886,791	1,933,415	2,006,758	1,869,539	1,766,122	1,727,911	1,641,313	1,449,740	1,670,495	1,819,151	1,817,190	1,766,185	1,701,869	1,666,549	1,638,154	1,668,717	1,643,198	1,535,406	1,639,908	1,576,252	1,549,280	1,498,542	1,382,670	1,521,218	1,490,878	1,604,411	1,598,342	1,545,102	1,493,557	1,483,961	1,447,024	1,442,123	1,475,616	1,531,856	1,452,143	1,436,133	1,393,633	1,362,385	1,333,978	1,329,818	1,303,994	1,294,952	1,278,634	1,265,257	1,264,458	1,217,337	1,193,341	1,171,335	1,126,908	1,149,320	1,148,411	1,146,887	1,104,800	1,102,304	1,083,333	1,077,473	1,007,303	1,007,649	1,064,970	1,084,480	1,080,909	1,000,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Account Value	27,692	27,284	26,442	26,291	25,422	24,559	25,331	26,055	25,949	24,802	26,622	25,024	25,303	24,956	24,304	23,122	23,342	22,625	23,634	22,509	21,708	21,686	20,548	19,106	19,805	20,600	21,171	20,452	19,178	19,947	19,651	19,742	20,464	19,456	20,273	19,080	17,306	18,969	19,552	18,336	20,091	19,708	20,886	20,313	20,552	21,042	19,793	20,516	19,525	20,229	19,835	19,678	19,906	19,452	18,704	17,664	16,658	16,812	16,191	14,271	14,461	14,826	14,237	13,695	13,787	13,330	11,983	14,453	16,003	16,355	15,917	15,439	15,227	14,702	15,147	15,023	14,017	14,980	14,467	14,375	13,930	12,924	14,297	13,883	14,641	14,612	14,399	13,851	13,817	13,735	13,690	13,935	14,634	14,089	13,886	13,474	13,377	12,992	13,145	12,973	12,764	12,776	12,800	12,932	12,484	12,395	12,093	11,440	11,620	11,644	11,555	11,229	11,132	10,962	10,737	10,015	10,018	10,564	10,796	10,755	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Account Value	27,692	27,284	26,442	26,291	25,422	24,559	25,331	26,055	25,949	24,802	26,622	25,024	25,303	24,956	24,304	23,122	23,342	22,625	23,634	22,509	21,708	21,686	20,548	19,106	19,805	20,600	21,171	20,452	19,178	19,947	19,651	19,742	20,464	19,456	20,273	19,080	17,306	18,969	19,552	18,336	20,091	19,708	20,886	20,313	20,552	21,042	19,793	20,516	19,525	20,229	19,835	19,678	19,906	19,452	18,704	17,664	16,658	16,812	16,191	14,271	14,461	14,826	14,237	13,695	13,787	13,330	11,983	14,453	16,003	16,355	15,917	15,439	15,227	14,702	15,147	15,023	14,017	14,980	14,467	14,375	13,930	12,924	14,297	13,883	14,641	14,612	14,399	13,851	13,817	13,735	13,690	13,935	14,634	14,089	13,886	13,474	13,377	12,992	13,145	12,973	12,764	12,776	12,800	12,932	12,484	12,395	12,093	11,440	11,620	11,644	11,555	11,229	11,132	10,962	10,737	10,015	10,018	10,564	10,796	10,755	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Account Value	27,692	27,284	26,442	26,291	25,422	24,559	25,331	26,055	25,949	24,802	26,622	25,024	25,303	24,956	24,304	23,122	23,342	22,625	23,634	22,509	21,708	21,686	20,548	19,106	19,805	20,600	21,171	20,452	19,178	19,947	19,651	19,742	20,464	19,456	20,273	19,080	17,306	18,969	19,552	18,336	20,091	19,708	20,886	20,313	20,552	21,042	19,793	20,516	19,525	20,229	19,835	19,678	19,906	19,452	18,704	17,664	16,658	16,812	16,191	14,271	14,461	14,826	14,237	13,695	13,787	13,330	11,983	14,453	16,003	16,355	15,917	15,439	15,227	14,702	15,147	15,023	14,017	14,980	14,467	14,375	13,930	12,924	14,297	13,883	14,641	14,612	14,399	13,851	13,817	13,735	13,690	13,935	14,634	14,089	13,886	13,474	13,377	12,992	13,145	12,973	12,764	12,776	12,800	12,932	12,484	12,395	12,093	11,440	11,620	11,644	11,555	11,229	11,132	10,962	10,737	10,015	10,018	10,564	10,796	10,755	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Account Value	$ 2,769,180	$ 2,728,424	$ 2,644,153	$ 2,629,057	$ 2,542,159	$ 2,455,919	$ 2,533,125	$ 2,605,485	$ 2,594,948	$ 2,480,154	$ 2,662,230	$ 2,502,428	$ 2,530,276	$ 2,495,637	$ 2,430,440	$ 2,312,235	$ 2,334,192	$ 2,262,472	$ 2,363,427	$ 2,250,894	$ 2,170,813	$ 2,168,568	$ 2,054,750	$ 1,910,596	$ 1,980,471	$ 2,059,964	$ 2,117,119	$ 2,045,200	$ 1,917,806	$ 1,994,739	$ 1,965,131	$ 1,974,223	$ 2,046,376	$ 1,945,557	$ 2,027,280	$ 1,908,043	$ 1,730,604	$ 1,896,941	$ 1,955,197	$ 1,833,606	$ 2,009,149	$ 1,970,837	$ 2,088,644	$ 2,031,302	$ 2,055,151	$ 2,104,165	$ 1,979,298	$ 2,051,596	$ 1,952,455	$ 2,022,867	$ 1,983,531	$ 1,967,804	$ 1,990,599	$ 1,945,190	$ 1,870,391	$ 1,766,446	$ 1,665,778	$ 1,681,174	$ 1,619,099	$ 1,427,130	$ 1,446,136	$ 1,482,552	$ 1,423,683	$ 1,369,540	$ 1,378,691	$ 1,333,011	$ 1,198,296	$ 1,445,288	$ 1,600,268	$ 1,635,452	$ 1,591,666	$ 1,543,933	$ 1,522,650	$ 1,470,197	$ 1,514,738	$ 1,502,286	$ 1,401,668	$ 1,497,984	$ 1,446,669	$ 1,437,530	$ 1,393,021	$ 1,292,426	$ 1,429,714	$ 1,388,267	$ 1,464,079	$ 1,461,181	$ 1,439,899	$ 1,385,078	$ 1,381,656	$ 1,373,503	$ 1,368,984	$ 1,393,497	$ 1,463,375	$ 1,408,904	$ 1,388,634	$ 1,347,375	$ 1,337,663	$ 1,299,184	$ 1,314,496	$ 1,297,255	$ 1,276,389	$ 1,277,641	$ 1,280,043	$ 1,293,217	$ 1,248,359	$ 1,239,528	$ 1,209,305	$ 1,143,968	$ 1,161,951	$ 1,164,378	$ 1,155,469	$ 1,122,866	$ 1,113,239	$ 1,096,213	$ 1,073,659	$ 1,001,515	$ 1,001,768	$ 1,056,352	$ 1,079,569	$ 1,075,453	$ 1,000,000